SEI INSTITUTIONAL INVESTMENTS TRUST

World Select Equity Fund
(the "Fund")

Supplement Dated August 4, 2023
to the Prospectus (the "Prospectus") dated September 30, 2022, as amended on December 16, 2022, February 3, 2023, March 24, 2023, April 14, 2023, April 20, 2023 and June 30, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Metropole Gestion SA and Sompo Asset Management Co., Ltd. no longer serve as sub-advisers to the Fund. As such, all references to Metropole Gestion SA and Sompo Asset Management Co., Ltd are hereby deleted from the Prospectus.

In addition, in the Fund Summary of the Fund, under the heading titled "Management," the sub-heading titled "Sub-Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Jupiter Asset Management	Dermot Murphy	Since 2023	Lead Investment Manager
	Ben Whitmore	Since 2023	Head of Strategy, Value Equities
Lazard Asset Management LLC	Louis Florentin-Lee	Since 2023	Managing Director, Portfolio Manager/Analyst
	Barnaby Wilson, CFA	Since 2023	Managing Director, Portfolio Manager/Analyst
	Robert Failla, CFA	Since 2023	Director, Portfolio Manager/Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "World Select Equity Fund," each of the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Jupiter Asset Management Limited: Jupiter Asset Management Limited (Jupiter), located at The Zig Zag Building, 70 Victoria Street, London, UK, SW1E 6SQ, serves as a Sub-Adviser to the World Select Equity Fund. A team of investment professionals manages the portion of the World Select Equity Fund's assets allocated to Jupiter. Dermot Murphy and Ben Whitmore are the investment managers with Mr. Murphy being the Lead Investment Manager. Both Mr. Murphy and Mr. Whitmore have been employed with Jupiter over the past five years. Mr. Murphy joined Jupiter in 2014 and is currently an Investment Manager on the Value Equities team. He is Co-Manager of the Jupiter Global Value Equity Fund (Unit Trust) and Jupiter Global Value Fund (SICAV) alongside Mr. Whitmore and assists Mr. Whitmore in the management of the Jupiter Income Trust and the Jupiter UK Special Situations Fund (Unit Trusts). Prior to joining Jupiter, Mr. Murphy worked at Fidelity where he was a Building Materials Analyst. Mr. Murphy holds a BA in Commerce from the National University of Ireland, Galway. Mr. Whitmore joined Jupiter in 2006 and is currently Head of Strategy, Value Equities. Mr. Whitmore manages the Jupiter UK Special Situations Fund and the Jupiter Income Trust (Unit Trusts), as well as co-managing the Jupiter Global Value Equity Fund (Unit Trust) and Jupiter Global Value fund (SICAV) alongside Mr. Murphy. Before joining Jupiter, he worked at Schroders, managing both retail and institutional portfolios and around £2 billion of assets. Mr. Whitmore has a degree in Geography from Cambridge University.

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the World Select Equity Fund. A team of investment professionals manages the portion of the World Select Equity Fund's assets allocated to Lazard. Louis Florentin-Lee is a Managing Director and Portfolio Manager/Analyst on various global equity teams, International Quality Growth and US Equity Select. Mr. Florentin-Lee was formerly the Co-Portfolio Manager/Analyst for the Lazard European Explorer Fund between 2004 and 2010. Prior to joining Lazard in 2004, Mr. Florentin-Lee was an equity research analyst at Soros Funds Limited and Schroder Investment Management. Mr. Florentin-Lee began working in the investment industry in 1996. Mr. Florentin-Lee has a BSc (Hons) in Economics from the London School of Economics. Barnaby Wilson is a Managing Director and Portfolio Manager/Analyst on various global equity teams as well as International Quality Growth. Prior to joining Lazard in 1999, Mr. Wilson worked for Orbitex Investments as a Research Analyst. Mr. Wilson began working in the investment field in 1998. Mr. Wilson has a BA (Hons) in Mathematics and Philosophy from Balliol College, Oxford University. Mr. Wilson is a CFA® charterholder. Robert Failla is a Director and Portfolio Manager/Analyst on the International and Global Equity platforms. Mr. Failla is a member of the International Quality Growth portfolio management team as well as the Global, International and European Small Cap Equity teams. Prior to joining Lazard in 2003, Mr. Failla was a Portfolio Manager with AllianceBernstein. Mr. Failla began working in the investment field in 1993. Mr. Failla has an MBA from NYU's Stern School of Business and a BA (Hons) from Harvard. Mr. Failla is a CFA® charterholder.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1469 (08/23)

SEI INSTITUTIONAL INVESTMENTS TRUST

World Select Equity Fund
(the "Fund")

Supplement Dated August 4, 2023
to the Statement of Additional Information ("SAI") dated September 30, 2022, as amended on December 16, 2022, January 4, 2023, February 3, 2023, April 14, 2023, April 20, 2023, May 25, 2023, and June 30, 2023

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Metropole Gestion SA and Sompo Asset Management Co., Ltd. no longer serve as sub-advisers to the Fund. As such, all references to Metropole Gestion SA and Sompo Asset Management Co., Ltd are hereby deleted from the SAI.

In addition, under the section titled "The Adviser and the Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "Jupiter Asset Management," the paragraph thereunder is hereby deleted and replaced with the following:

Jupiter Asset Management Limited ("Jupiter") serves as a Sub-Adviser to a portion of the assets of the World Select Equity and World Equity Ex-US Funds. Founded over 35 years ago in 1985, Jupiter's principal activity has been, and remains, investment management. In 2010, Jupiter Fund Management ("JFM") plc was listed on the London Stock Exchange as a FTSE 250 business.

In addition, under the same heading, under the sub-heading titled "Lazard Asset Management LLC," the paragraph thereunder is hereby deleted and replaced with the following:

Lazard Asset Management LLC ("Lazard") serves as a Sub-Adviser to a portion of the assets of the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds. Lazard is a Delaware limited liability company. It is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "Jupiter," the paragraphs thereunder are hereby deleted and replaced with the following:

Compensation. SIMC pays Jupiter a fee based on the assets under management of the World Select Equity and World Equity Ex-US Funds as set forth in an investment sub-advisory agreement between Jupiter and SIMC. Jupiter pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the World Select Equity and World Equity Ex-US Funds. The following information relates to the period ended March 31, 2023.

Jupiter's approach to remuneration is designed to ensure that the Group has a robust governance framework which is in line with the Group's risk appetite, and which supports the Group's business objectives and values. Jupiter aims to deliver value for money to its clients through active fund management that delivers long-term investment outperformance, after all fees. Jupiter has a strong focus on variable compensation, which ensures that decisions on pay are driven by the achievement of sustainable long-term performance including corporate and investment performance, and that fixed costs are contained. Risk is an important factor in the performance review process and is taken account of in the measurement of individuals' performance.

The composition of the elements within an individual's overall remuneration is the result of the function and performance of the individual, including alignment with the Group's risk tolerances, market competitiveness and overall profitability. The Group's total compensation approach comprises fixed and variable compensation.

Fixed compensation includes base salary, which reflects the individual's skills, the size and scope of their role, and the market rate for the role at comparator companies and benefits. The same range and level of benefits is available to all UK employees regardless of seniority.

Variable compensation is awarded annually and is dependent on individual and corporate performance based on achievement of strategic and personal objectives. The variable compensation pool (from which annual bonuses are paid) is based on Jupiter's profits, ensuring that any bonuses are affordable and aligned to Jupiter's success. All employees are considered for a performance based discretionary bonus. The entitlement to variable compensation is not guaranteed and the Committee and/or Board of Directors of the local entity may withhold the payment of bonuses entirely or partly when performance criteria are not met.

For investment management staff, various quantitative and qualitative factors are applied when assessing individual performance so that remuneration is aligned to client outcomes. Investment Management bonus pools are generally aligned to revenues and performance against appropriate peer groups or benchmarks over 1, 3 and 5 years.

A portion of any discretionary bonus will be subject to deferral, vesting annually over 3 years; the deferral will be wherever possible into units of the fund that generated the bonus and Jupiter shares. The amount of deferral will be set by the Remuneration Committee and reflect Jupiter's regulatory requirements, risk profile and corporate objectives.

Deferred compensation may be forfeited in certain cases such as for misconduct or resignation pursuant to the terms of the relevant plan rules. Malus and clawback provisions also exist and shall apply within the plan rules.

Ownership of Fund Shares. As of March 31, 2023, Jupiter's portfolio managers did not beneficially own any shares of the World Select Equity and World Equity Ex-US Funds.

Other Accounts.  As of March 31, 2023, in addition to the World Select Equity and World Equity Ex-US Funds, Jupiter's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Dermot Murphy	0	$0	2	$1,658.0	2	$1,756.2
Ben Whitmore	0	$0	4	$6,283.1	11	$3,916.3

No account listed above is subject to a performance-based advisory fee.

Please note Dermot Murphy and Ben Whitmore are co-managers for the Jupiter Global Value SICAV and Jupiter Global Value Equity Fund.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the World Select Equity and World Equity Ex-US Funds which may have different investment guidelines and objectives. In addition to the World Select Equity and World Equity Ex-US Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Jupiter's management of the World Select Equity and World Equity Ex-US Funds and other accounts, which, in theory, may allow Jupiter to allocate investment opportunities in a way that favors other accounts over the World Select Equity and World Equity Ex-US Funds. This conflict of interest may be exacerbated to the extent that Jupiter or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the World Select Equity and World Equity Ex-US Funds. Jupiter (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the World Select Equity and World Equity Ex-US Funds. To the extent a particular investment is suitable for both the World Select Equity and World Equity Ex-US Funds and the other accounts, such investments will be allocated between the World Select Equity and World Equity Ex-US Funds and the other accounts in a manner that Jupiter determines is fair and equitable under the circumstances to all clients, including the World Select Equity and World Equity Ex-US Funds.

To address and manage these potential conflicts of interest, Jupiter has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

In addition, under the same heading, under the sub-heading titled "Lazard," the paragraphs thereunder are hereby deleted and replaced with the following:

Compensation. SIMC pays Lazard a fee based on the assets under management of the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds as set forth in an investment sub-advisory agreement between Lazard and SIMC. Lazard pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds. The following information relates to the period ended March 31, 2023.

Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the teams of which they are a member rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy.

Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment, (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment teams of which the portfolio manager is a member.

Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark (generally as set forth in the prospectus or other governing document) over the current fiscal year and the longer-term performance of such account, as well as performance of the account relative to peers. In addition, the portfolio manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

A portion of a portfolio manager's variable bonus is awarded under a deferred compensation arrangement pursuant to which the portfolio manager may allocate certain amounts awarded among certain accounts in shares that vest in two to three years. Certain portfolio managers' bonus compensation may be tied to a fixed percentage of revenue or assets generated by the accounts managed by such portfolio management teams.

Ownership of Fund Shares. As of March 31, 2023, Lazard's portfolio managers did not beneficially own any shares of the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds.

Other Accounts. As of March 31, 2023, in addition to the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds, Lazard's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Louis Florentin-Lee	10		$26,912.2	14		$3,176.9	107		$7,157.9
	2	*	$19,258.3	0	*	$0	0	*	$0
Barnaby Wilson, CFA	5		$331.0	13		$2,999.5	40		$3,661.4
Robert Failla, CFA	2		$177.0	1		$7.58	7		$64.2
Paul Moghtader, CFA	9		$264.1	27		$2,939.5	74		$12,811.6
	0	*	$0	0	*	$0	10	*	$8,604.5
Susanne Willumsen	9		$264.1	27		$2,939.5	74		$12,811.6
	0	*	$0	0	*	$0	10	*	$8,604.5
Taras Ivanenko	9		$264.1	27		$2,939.5	74		$12,811.6
	0	*	$0	0	*	$0	10	*	$8,604.5
Peter Kashanek	9		$264.1	27		$2,939.5	74		$12,811.6
	0	*	$0	0	*	$0	10	*	$8,604.5
Alex Lai	9		$264.1	27		$2,939.5	74		$12,811.6
	0	*	$0	0	*	$0	10	*	$8,604.5
Ciprian Marin	9		$264.1	27		$2,939.5	74		$12,811.6
	0	*	$0	0	*	$0	10	*	$8,604.5

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds may invest or that may pursue a strategy similar to World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds' investment strategies implemented by Lazard (collectively, "Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds are not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same or similar securities). In addition, the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds are subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard's management of the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds and Similar Accounts, including the following:

1. Similar Accounts may have investment objectives, strategies and risks that differ from those of the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds. In addition, the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds are registered investment companies, subject to different regulations than certain of the Similar Accounts and, consequently, may not be permitted to invest in the same securities, exercise rights to exchange or convert securities or engage in all the investment techniques or transactions, or to invest, exercise or engage to the same degree, as the Similar Accounts. For these or other reasons, the portfolio managers may purchase different securities for the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds and the corresponding Similar Accounts, and the performance of securities purchased for the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds may vary from the performance of securities purchased for Similar Accounts, perhaps materially.

2. Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

3. Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager's time dedicated to each account, Lazard periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds. As illustrated in the table above, most of the portfolio managers manage a significant number of Similar Accounts (10 or more) in addition to the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds .

4. Generally, Lazard and/or its portfolio managers have investments in Similar Accounts. This could be viewed as creating a potential conflict of interest, since certain of the portfolio managers do not invest in the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds.

5. The portfolio managers noted with an * in the table above manage Similar Accounts with respect to which the advisory fee is based on the performance of the account, which could give the portfolio managers and Lazard an incentive to favor such Similar Accounts over the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds.

6. Portfolio managers may place transactions on behalf of Similar Accounts that are directly or indirectly contrary to investment decisions made for the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds, which could have the potential to adversely impact the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds, depending on market conditions. In addition, if the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds' investment in an issuer is at a different level of the issuer's capital structure than an investment in the issuer by Similar Accounts, in the event of credit deterioration of the issuer, there may be a conflict of interest between the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds' and such Similar Accounts' investments in the issuer. If Lazard sells securities short, including on behalf of a Similar Account, it may be seen as harmful to the performance of the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds to the extent it invests "long" in the same or similar securities whose market values fall as a result of short-selling activities.

7. Investment decisions are made independently from those of the Similar Accounts. If, however, such Similar Accounts desire to invest in, or dispose of, the same securities as the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds or the price paid or received by the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds.

8. Under Lazard's trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein a "Limited Offering"), Lazard will generally allocate Limited Offering shares among client accounts, including the World Select Equity, World Equity Ex-US and Screened World Equity Ex-US Funds, pro rata based upon the aggregate asset size (excluding leverage) of the account. Lazard may also allocate Limited Offering shares on a random basis, as selected electronically, or other basis. It is often difficult for the Investment Manager to obtain a sufficient number of Limited Offering shares to provide a full allocation to each account. Lazard's allocation procedures are designed to allocate Limited Offering securities in a fair and equitable manner.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1470 (08/23)